Regulatory Matters - Additional Information (Detail)	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.625%
US Government Debt Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	0.00%
Equity Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	600.00%
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital to Risk Weighted Assets	13.60%	14.70%
Tier One Risk Based Capital to Risk Weighted Assets	12.90%	13.90%
Tier One Leverage Capital to Average Assets	11.00%	10.90%
Common Equity [Member] | Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	11.80%	12.60%